Consolidated Statements of Changes in Shareholders’ Equity ¥ in Thousands, $ in Thousands	Ordinary shares CNY (¥) shares	Additional paid-in capital CNY (¥)	Statutory reserve CNY (¥)	Deficit CNY (¥)	Accumulated other comprehensive income (loss) CNY (¥)	Total 9F Inc. shareholders’ equity CNY (¥)	Non- controlling interest CNY (¥)	CNY (¥)	USD ($)
Balance at Dec. 31, 2021	¥ 2	¥ 5,780,609	¥ 466,468	¥ (2,057,772)	¥ (55,107)	¥ 4,134,200	¥ 55,747	¥ 4,189,947
Balance (in Shares) at Dec. 31, 2021 | shares	231,323,675
Share-based compensation		5,459				5,459		5,459
Share-based compensation (in Shares) | shares	4,142,985
Net (loss) income				(594,741)		(594,741)	(196)	(594,937)
Disposal of subsidiaries			(973)	(33,840)	(3)	(34,816)	(770)	(35,586)
Other comprehensive loss					146,098	146,098	(3)	146,095
Balance at Dec. 31, 2022	¥ 2	5,786,068	465,495	(2,686,353)	90,988	3,656,200	54,778	3,710,978
Balance (in Shares) at Dec. 31, 2022 | shares	235,466,660
Share-based compensation		(72,133)				(72,133)		(72,133)
Net (loss) income				(140,190)		(140,190)	(159)	(140,349)
Other comprehensive loss					74,021	74,021		74,021
Balance at Dec. 31, 2023	¥ 2	5,713,935	465,495	(2,826,543)	165,009	3,517,898	54,619	3,572,517
Balance (in Shares) at Dec. 31, 2023 | shares	235,466,660
Share-based compensation		(959)				(959)		(959)
Net (loss) income				49,984		49,984	173	50,157	$ 6,872
Provision for statutory reserve			5,047	(5,047)
Other comprehensive loss					34,854	34,854		34,854
Balance at Dec. 31, 2024	¥ 2	¥ 5,712,976	¥ 470,542	¥ (2,781,606)	¥ 199,863	¥ 3,601,777	¥ 54,792	¥ 3,656,569	$ 500,948
Balance (in Shares) at Dec. 31, 2024 | shares	235,466,660